Share-based payments - RSUs (Details)	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - January 1, 2020	0
Balance - December 31, 2020	8,717
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - January 1, 2020	0
Granted	8,917
Forfeited	(200)
Balance - December 31, 2020	8,717